13F-HR
9/30/07

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,
2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York November 12, 2007

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value total:	$345,159

List of Other Included Managers:

No.	13F File Number		Name





<PAGE




x













FORM 13F INFORMATION TABLE























































NAME OF ISSUER

TITLE
OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY






(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE




























American Axle & Mfg Holdings
COM

024061103

25250

1000000

SH



Sole



1000000
BE Aerospace

COM

131193104

41530

1000000

SH



Sole



1000000
CVS Caremark Corporation

COM

126650100

35667

900000

SH



Sole



900000
Comcast

COM

20030N200

9584

400000

SH



Sole



400000
Corning Incorporated

COM

219350105

28348

1150000

SH



Sole



1150000
Countrywide Financial Corp



222372104

19010

1000000

SH



Sole



1000000
Walt Disney Company

COM

254687106

17195

500000

SH



Sole



500000
General Motors

COM

370442105

55050

1500000

SH



Sole



1500000
Intuitive Surgical,Inc

COM

559222401

61433

267100

SH



Sole



267100
JPMorgan Chase & Co



46625H100

22910

500000

SH



Sole



500000
Solutia

COM

881624209

1592

3121000

SH



Sole



3121000
UAL Corporation

COM

902549807

7015

150770

SH



Sole



150770
Verizon

COM

92343V104

17712

400000

SH



Sole



400000
General Motors WGMAF

COM

370442905

1975

2500

SH

Call

Sole



2500
General Motors WGMAH

COM

370442905

407

2076

SH

Call

Sole



2076
General Motors WGMAI

COM

370442905

188

2500

SH

Call

Sole



2500
General Motors WGMAJ

COM

370442905

294

12500

SH

Call

Sole



12500